Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Compensation and benefits	$ 2,674,795	$ 1,385,013	$ 138,761
Consulting and professional fees	440,089	1,327,942	518,485
Research and development	2,672,691	247,448	799,585
Other	297,504	202,751	35,666
Accrued expenses	$ 6,085,079	$ 3,163,154	$ 1,492,497